Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Rocket Lab USA, Inc.
Goodwill And Intangible Assets [Line Items]
Intangible asset amortization expense	$ 640	$ 225	$ 2,222	$ 746